Consolidated Statements of Financial Position ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 384,475	$ 55,920	¥ 416,596
Lease prepayments	9,290	1,351	9,313
Goodwill	2,771	403	2,771
Interest in associates	35,758	5,201	33,233
Interest in joint ventures	3,966	577	2,368
Deferred income tax assets	3,401	494	5,973
Contract assets	570	83
Contract costs	5,632	819
Financial assets at fair value through other comprehensive income	3,903	568	4,286
Other assets	14,645	2,130	20,721
Non-current assets	464,411	67,546	495,261
Current assets
Inventories and consumables	2,388	347	2,239
Contract assets	1,254	183
Accounts receivable	14,433	2,099	13,964
Prepayments and other current assets	11,106	1,615	13,801
Financial assets at fair value through profit and loss	770	112	160
Short-term bank deposits and restricted deposits	3,720	541	5,526
Cash and cash equivalents	30,060	4,372	32,836
Current assets	75,909	11,040	76,722
Total assets	540,320	78,586	571,983
EQUITY
Share capital	254,056	36,951	254,056
Reserves	(20,154)	(2,931)	(20,912)
Retained profits
Proposed final dividend	4,100	596	1,591
Others	75,920	11,042	69,315
Equity attributable to equity shareholders of the Company	313,922	45,658	304,050
Non-controlling interests	364	53	297
Total equity	314,286	45,711	304,347
Non-current liabilities
Long-term bank loans	3,173	462	3,473
Corporate bonds	999	145	17,981
Deferred income tax liabilities	111	16	108
Deferred revenue	3,609	525	3,020
Amounts due to related parties	3,042	442
Other obligations	190	28	432
Non-current liabilities	11,124	1,618	25,014
Current liabilities
Short-term bank loans	15,085	2,194	22,500
Commercial papers			8,991
Current portion of long-term bank loans	441	64	410
Current portion of promissory notes			17,960
Accounts payable and accrued liabilities	122,458	17,811	125,260
Taxes payable	911	132	1,121
Dividend payable	920	134	920
Current portion of corporate bonds	16,994	2,472
Current portion of deferred revenue	78	11	350
Current portion of other obligations	2,844	414	2,987
Contract liabilities	42,650	6,203
Advances from customers	328	48	49,283
Current liabilities	214,910	31,257	242,622
Total liabilities	226,034	32,875	267,636
Total equity and liabilities	540,320	78,586	571,983
Net current liabilities	(139,001)	(20,217)	(165,900)
Total assets less current liabilities	325,410	47,329	329,361
Ultimate holding company [member]
Current assets
Accounts receivable	7,431	1,081	239
Current liabilities
Accounts payable and accrued liabilities	1,214	176	2,176
Related parties [member]
Current assets
Accounts receivable	935	136	3,274
Current liabilities
Accounts payable and accrued liabilities	8,843	1,286	8,126
Domestic carriers [member]
Current assets
Accounts receivable	3,812	554	4,683
Current liabilities
Accounts payable and accrued liabilities	¥ 2,144	$ 312	¥ 2,538